OTHER INVESTMENTS (Details) (USD $)					12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Common stock	Dec. 31, 2009 Common stock	Dec. 31, 2010 Loans receivable Mr. P. Fattouche and Mr. M. Fattouche	Dec. 31, 2010 Loans receivable Intellect Telecom	Dec. 31, 2009 Loans receivable Intellect Telecom	Dec. 31, 2010 Sistema Promissory notes 2009	Dec. 31, 2009 Sistema Promissory notes 2009	Dec. 31, 2010 Sistema Promissory notes 2010	Dec. 31, 2010 Other investments	Dec. 31, 2009 Other investments	Dec. 31, 2010 Other investments IFC Metropol	Dec. 31, 2009 Other investments IFC Metropol	Dec. 31, 2008 Other investments Tammaron Ltd.	Dec. 31, 2010 K-Telecom Mr. P. Fattouche and Mr. M. Fattouche	Dec. 31, 2010 Mr. P. Fattouche and Mr. M. Fattouche
Other investments
Annual interest rate (as a percent)					6.00%			0.00%		0.00%			0.00%
Annual interest rate, low end of range (as a percent)						7.00%
Annual interest rate, high end of range (as a percent)						11.00%
Other investments	$ 128,582,000	$ 48,701,000	$ 9,763,000	$ 10,538,000	$ 91,503,000		$ 12,808,000	$ 20,293,000	$ 20,449,000	$ 4,162,000	$ 2,861,000	$ 1,985,000		$ 2,921,000	$ 21,200,000
Loan granted																	$ 90,000,000
Percentage of noncontrolling interest (as a percent)																20.00%